STOCK BASED COMPENSATION PLAN (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013 Employee Stock Option	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 April 2010 Stock Option Plan	Dec. 31, 2013 April 2010 Stock Option Plan Employee Stock Option	Dec. 31, 2011 April 2010 Stock Option Plan Employee Stock Option	Dec. 31, 2013 April 2010 Stock Option Plan Employee Stock Option Directors Beneficiary	Dec. 31, 2011 April 2010 Stock Option Plan Employee Stock Option Directors Beneficiary	Dec. 31, 2011 April 2010 Stock Option Plan Employee Stock Option Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)			150,000
Term of award (in hundredths)				10 years	10 years
Number of stock awards beneficiaries						2	9
Vesting period (in hundredths)				5 years	5 years
Award annual vesting (in hundredths)				20.00%	20.00%
Fair Value Assumptions [Abstract]
Risk free interest rate (in hundredths)				2.00%	2.20%
Expected volatility rate (in hundredths)				0.45%	0.45%
Expected life (in years)				7 years	7 years
Expected dividend yield (in hundredths)				1.00%	1.49%
Weighted average fair value of options granted (in dollars per share)				$ 6.08	$ 3.77
Compensation expense	$ 80	$ 81
Estimated Future Compensation Expense [Abstract]
Estimated future compensation expense, 2014	84
Estimated future compensation expense, 2015	84
Estimated future compensation expense, 2016	46
Estimated future compensation expense, 2017	12
Estimated future compensation expense, 2018	7
Weighted average remaining contractual term - options outstanding (in years)	7 years 6 months
Stock Options Outstanding [Roll Forward]
Outstanding at beginning of period (in shares)	106,000	120,000
Granted (in shares)	10,000					10,000	45,000	75,000
Newly Vested (in shares)
Exercised (in shares)	(5,000)	(1,000)
Expired (in shares)	(6,000)	(13,000)
Outstanding at end of period (in shares)	105,000	106,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 9	$ 9
Granted (in dollars per share)	$ 13.88
Newly Vested (in dollars per share)	$ 9	$ 9
Exercised (in dollars per share)	$ 9	$ 9
Expired (in dollars per share)	$ 9	$ 9
Outstanding at end of period (in dollars per share)	$ 9	$ 9
Options, Additional Disclosures [Abstract]
Options exercisable at beginning of period (in shares)	22,000
Options exercisable, Granted (in shares)
Options exercisable, Newly Vested (in shares)	21,000	23,000
Options exercisable, Exercised (in shares)	(5,000)	(1,000)
Options exercisable, Expired (in shares)
Options exercisable at end of period (in shares)	38,000	22,000
Intrinsic value of options exercised	430	138
Options outstanding, intrinsic value
Options exercisable, intrinsic value